Available-for-sale financial assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Available-for-Sale Financial Assets

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Unlisted equity investments, at cost	79,880	49,474	1,669
Less: Allowance for impairment losses	(69,920)	(28,584)	(964)

	9,960	20,890	705